Income taxes (Schedule of Domestic and Foreign Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss before income taxes	$ (70,910)	$ (64,853)	$ (14,610)
Domestic
Loss before income taxes	(62,905)	(58,166)	(11,097)
Foreign
Loss before income taxes	$ (8,005)	$ (6,687)	$ (3,513)